The American Funds Tax-Exempt Series I 6455 Irvine Center Drive Irvine, CA 92618-4518 Jennifer L. Butler Secretary (202) 945-6339 jenb@capgroup.com

October 6, 2014

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re: The American Funds Tax-Exempt Series I

File Nos. 033-05270 and 811-04653

Dear Sir or Madam:

Pursuant to Rule 497(j), I hereby certify that no changes have been made to the forms of prospectus and Statement of Additional Information since the electronic filing on September 30, 2014 of Registrant’s Post-Effective Amendment No. 42 under the Securities Act of 1933 and Amendment No. 41 under the Investment Company Act of 1940.

Sincerely,

/s/Jennifer L. Butler

Jennifer L. Butler